Related party disclosure	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Related party disclosure
44	Related party disclosure
Names of related parties and related party relationship
The names of related parties where control exists and / or with whom transactions have taken place during the year and description of relationship as identified by the management are:
I.	Entities with significant influence on the Company
GS Wyvern Holdings Limited

II.	Key management personnel or relatives of key management personnel
Mr. Sumant Sinha, Chairman and Managing Director
Mr. Ravi Seth, Chief Financial Officer (till 2 September 2019)
Mr. D Muthukumaran, Chief Financial Officer (from 3 September 2019)
Mr. Ashish Jain, Company Secretary and Compliance Officer
Mr. Parag Sharma, Chief Operating Officer and head of solar business (from 26 April 2018 till 1 November 2019)
Mr. Balram Mehta, President of wind business (till 8 November 2019)
Mr. Ravi Parmeshwar, Chief Human Resource Officer (till 8 November 2019)
Mrs. Vaishali Nigam Sinha, CSR and Communication Officer

III.	Entities owned or significantly influenced by key management personnel or their relatives:
Wisemore Advisory Private Limited
ReNew Foundation

IV.	Entities under joint control:

Prathamesh Solarfarms Limited (till 30 January 2019)
Heramba Renewables Limited (till 31 December 2020)*
Aalok Solarfarms Limited (till 31 December 2020)*
Shreyas Solarfarms Limited (till 31 December 2020)*
Abha Solarfarms Limited (till 31 December 2020)*
VG DTL Transmissions Private Limited

*
These companies ceased to exist as entities under joint control with effect from 1 January 2021 as control was established from this date. These four entities have been consolidated in the Group’s financial statements with effect from 1 January 2021.

V.	Remuneration to key managerial personnel (KMP):

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Mr. Sumant Sinha	191	215	302
Mr. Ravi Seth	—	21	42
Mr. D Muthukumaran	100	88	—
Mr. Ashish Jain	7	7	6
Mr. Parag Sharma	—	17	37
Mr. Balram Mehta	—	30	37
Mr. Ravi Parmeshwar	—	17	19
Mrs. Vaishali Nigam Sinha	20	18	13

	318	413	456

Above remuneration includes short term employment benefits of INR 153 (31 March 2020: INR 219, 31 March 2019: INR 198), share based payment of INR 152 (31 March 2020: INR 179, 31 March 2019: INR 241) and gratuity and leave encashment expense of INR 13 (31 March 2020: INR 15, 31 March 2019: INR 17).

VI.	Details of transactions and balances with entities having significant influence on the Company

	GS Wyvern Holdings Limited
Transactions during the year end	31 March 2021	31 March 2020	31 March 2019
Compulsorily convertible preference shares issued	—	7,734	—
Interest expense on compulsorily convertible preference shares outstandin g	1,165	—	—

	GS Wyvern Holdings Limited
Balances as at year end	31 March 2021	31 March 2020
Compulsorily convertible preference shares outstanding	8,899	7,734

VII.	Transactions and balances with entities under joint control:

	Heramba Renewables Limited			Aalok Solarfarms Limited
Transactions during the year en d	31 March 2021	31 March 2020	31 March 2019	31 March 2021	31 March 2020	31 March 2019
Unsecured loan received	221	—	84	114	—	42
Unsecured loan repaid	4	11	15		7	5
Interest expense on unsecured loan received	6	5	1		—	—
Expenses incurred on behalf of the related party	23	0	—	11	—	0
Expenses incurred on behalf by the related party	—	—	—	0	—
Interest income on unsecured loan given	—	—	—	—	—	0
Income from management shared services	5	5	5	2	3	2
Income from operation and maintenance services	8	5	—	4	3	—
Interest income on compulsorily convertible debentures	17	21	—	8	12	—
Interest expense on unsecured loan received	—	—	—	3	2	0

Transactions during the year end	Shreyas Solarfarms Limited			Abha Solarfarms Limited
	31 March 2021	31 March 2020	31 March 2019	31 March 2021	31 March 2020	31 March 2019
Unsecured loan given	—	—	5	—	—	—
Unsecured loan received back	5	—	—	—	—	—
Unsecured loan received	222	—	84	105	43	—
Unsecured loan repaid	11	12	13	—	—	—
Expenses incurred on behalf of the related party	23	0	—	12	0	3
Expenses incurred on behalf by the related party	0	—	0	—	—	0
Interest income on unsecured loan given	0	0	—	—	—	—
Income from operation and maintenance services	8	5	—	4	3	—
Interest expense on unsecured loan received	6	5	1	4	3	—
Interest income on compulsorily convertible debentures	17	23	—	8	11	—
Income from management shared services	4	5	5	2	3	2

Transactions during the year end	Prathamesh Solarfarms Limited
	31 March 2021	31 March 2020	31 March 2019
Unsecured loan received	—	—	729
Unsecured loan repaid	—	—	156
Interest expense on unsecured loan received	—	—	10
Expenses incurred on behalf of the related party	—	—	3
Expenses incurred on behalf by the related party	—	—	0
Income from management shared services	—	—	13
Bank guarantee released from project lender(s)	—	—	193

Balances as at year end	Heramba Renewables Limited		Aalok Solarfarms Limited
	31 March 2021	31 March 2020	31 March 2021	31 March 2020
Trade receivable	—	11	—	6
Recoverable from related party	—	3	—	—
Unsecured loan payable	—	58	—	30
Interest expense accrued on unsecured loan payable	—	5	—	—
Unbilled operation and maintenance revenue	—	6	—	3
Interest expense accrued on unsecured loan payable	—	—	—	3
Interest accrued on compulsorily convertible debentures	—	19	—	11
Corporate guarantee outstanding to project lender(s)	—	148	—	—
Recoverable from related party	—	—	—	3
Corporate guarantee outstanding to project lender(s)	—	—	—	74

Balances as at year end	Shreyas Solarfarms Limited		Abha Solarfarms Limited
	31 March 2021	31 March 2020	31 March 2021	31 March 2020
Trade receivable	—	12	—	6
Trade payable	—	—	—	0
Unsecured loan payable	—	59	—	—
Unsecured loan receivable	—	5	—	—
Unbilled operation and maintenance revenue	—	6	—	3
Interest expense accrued on unsecured loan payable	—	5	—	3
Unsecured loan payable	—	—	—	43
Interest income accrued on unsecured loan receivable	—	0	—	—
Interest accrued on compulsorily convertible debentures	—	21	—	10
Recoverable from related party	—	3	—	6
Corporate guarantee outstanding to project lender(s)	—	148	—	74

VIII.	Transactions and balances with other related parties:

Transactions during the year end	ReNew Foundation
	31 March 2021	31 March 2020
Contribution for CSR activities	0	3

Transactions during the year end	Mr. D Muthukumaran
	31 March 2021	31 March 2020
Salary advance	11	—

Balances as at year end	Mr. D Muthukumaran
	31 March 2021	31 March 2020
Salary advance	11	—

Financial guarantees
During the year ended 31 March 2021, the Group has provided financial guarantee on the loans obtained by the shareholder, Wisemore Advisory Private Limited amounting to INR 4,900, being the maximum Group exposure, towards non-convertible
debentures for a
7-month
period. In the event of default, the Group will have to repay the non-convertible
debentures. The Group has not received any consideration for guarantee given. The Group has initially measured financial guarantee at fair value amounting INR 121 with corresponding amount recognised in equity as distributions to equity shareholder. According to Group’s policy amortisation is calculated on straight-line basis until maturity of the contract. Amortisation of INR 43 has been recognised under other income in the statement of profit or loss. The carrying amounts of the related financial guarantee contracts recognised in the consolidated financial statements is INR 78 as at 31 March 2021. The amount of loss allowance is lower than the fair value of financial guarantee initially recognised less cumulative amortisation, therefore no loss allowance was recognised in profit or loss for the financial guarantee contract. There were no financial guarantees given by Group in the previous year
.